Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	12 Months Ended
Dec. 31, 2013
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2013	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$433,034	$433,034	$--	$ --
Obligations of states and political subdivisions	105,628,550	--	105,628,550	--
Available-for-sale investment securities	$106,061,584	$433,034	$105,628,5501	$ --

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
Description	12/31/2012	(Level 1)	(Level 2)	(Level 3)

Corporate securities	$298,273	$298,273	$--	$ --
Obligations of states and political subdivisions	90,755,420	--	90,755,420	--
Available-for-sale investment securities	$91,053,693	$298,273	$90,755,420	$ --